Other Operating Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net Trading And Other Income [Abstract]
Loss on repurchase of debt securities and subordinated liabilities	£ 1
Loss on repurchase of debt securities		£ 27